Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 19,243	$ 10,892
Short-term bank deposits	75,429	71,273
Trade receivables, net	19,038	13,412
Inventories	1,667	246
Other accounts receivable and prepaid expenses	1,819	1,592
Total current assets	117,196	97,415
NON- CURRENT ASSETS:
Severance pay fund	2,985	3,142
Other long-term assets	3,484	1,573
Property and equipment, net	879	798
Operating lease right-of-use assets	3,421	1,651
Goodwill	1,243	1,243
Intangible assets, net	1,366	1,707
Total non-current assets	13,378	10,114
Total assets	130,574	107,529
CURRENT LIABILITIES:
Trade payables	2,457	2,640
Employees and payroll accruals	7,175	5,400
Deferred revenues and advances from customers	6,848	1,469
Current maturities of lease liabilities	966	1,062
Other liabilities and accrued expenses	10,463	9,540
Total current liabilities	27,909	20,111
NON-CURRENT LIABILITIES:
Accrued severance pay	3,868	3,728
Operating lease liabilities	2,438	561
Other liabilities and accrued expenses	683	638
Total non-current liabilities	6,989	4,927
Total liabilities	34,898	25,038
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2024 and 2023; 15,951,648 and 15,343,764 shares issued and 15,915,616 and 15,307,732 shares outstanding at December 31, 2024 and 2023, respectively	769	736
Additional paid-in capital	160,761	154,697
Accumulated other comprehensive loss	(2,910)	(3,030)
Accumulated deficit	(62,944)	(69,912)
Total shareholders’ equity	95,676	82,491
Total liabilities and shareholders’ equity	$ 130,574	$ 107,529